Employee Option Plans - Schedule of Employee Option Activity (Details) - Employee Option [Member]		12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Employee Option Activity [Line Items]
Number of options, Outstanding	3,693	802
Weighted average exercise price, Outstanding	$ 252.74	$ 1,237.7
Weighted average remaining contractual term (in years), Outstanding	5 years 11 months 8 days	4 years 11 months 8 days
Number of options, Exercisable at end of year		656
Weighted average exercise price, Exercisable at end of year		$ 1,158.1
Weighted average remaining contractual term (in years), Exercisable at end of year		4 years 11 months 8 days
Number of options, Granted		44
Weighted average exercise price, Granted		$ 1,783.5
Number of options, Exercised		(2,935)
Weighted average exercise price, Exercised